Derivative financial instruments and Short positions (Details 8) - Hedge Structure - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Portion Accumulated
Fair Value Hedge
Government Bonds (LTN, NTN-F)	R$ (2,853,807)	R$ (1,381,156)	R$ (388,446)
Eurobonds	0	0	0
LEA Government Bonds	(61,761)	(191,472)	(1,200)
Resolution 2,770	(94)	689	304
Trade Finance Off	(4,015)	(58,020)	(57,386)
Total	(2,919,677)	(1,629,959)	(446,728)
Portion Ineffective
Fair Value Hedge
Government Bonds (LTN, NTN-F)	0	0	0
Eurobonds	0	0	0
LEA Government Bonds	0	0	0
Resolution 2,770	0	0	0
Trade Finance Off	0	0	0
Total	R$ 0	R$ 0	R$ 0